Business acquisitions and development projects (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$2,045
Property, plant and equipment	345,254
Notes receivable	1,781
Goodwill	210,463
Regulatory assets	54,548
Other assets	185
Long-term debt	(146,727)
Regulatory liabilities	(3,758)
Pension and OPEB	(18,747)
Deferred income tax liability, net	(51,795)
Other liabilities	(40,172)
Total net assets acquired	$353,077
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$11,836
Property, plant and equipment	469,222
Asset retirement obligation	(4,812)
Deferred tax liability	(4,273)
Non-controlling interest (tax equity investors)	(237,156)
Net assets	$234,817